Supplemental Disclosures of Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$ 88	$ 61	$ 63
Cash payments for interest	123	117	118
Supplemental disclosures of non-cash flow investing and financing activities:
Write-off of unamortized debt issuance costs	0	(2)	0
Write Down Of The Fair Value Adjustment To The Carrying Value Of Senior Notes In Connection With Interest Rate Swap	0	7	0
Assets acquired under capital leases	3	7	2
Deferred payments on acquisitions of subsidiaries	10	2	4
Acquisitions:
Fair value of assets acquired	296	47	23
Less:
Liabilities assumed	107	30	3
Cash acquired	57	1	0
Net assets acquired, net of cash acquired	$ 132	$ 16	$ 20